Investment Securities, OTTI Debt Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 194	$ 185	$ 52
Cost And Equity Method, Other Than Temporary Impairment	448	374	270
Other Than Temporary Impairment Investments Portion Recognized In Earnings Net	642	559	322
Total debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	189	183	49
Total changes to OCI for non-credit-related OTTI	18	(47)	(31)
Total OTTI losses recorded on debt securities	207	136	18
Total debt securities [Member] | Credit-related OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	143	169	40
Total debt securities [Member] | Intent-to-sell OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	46	14	9
Securities of U.S. states and political subdivisions [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	63	18	11
Total changes to OCI for non-credit-related OTTI	8	(1)	0
Residential [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	34	54	26
Total changes to OCI for non-credit-related OTTI	(3)	(42)	(10)
Commercial Mortgage Backed Securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	14	4	9
Total changes to OCI for non-credit-related OTTI	24	(16)	(21)
Corporate debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	72	105	1
Total changes to OCI for non-credit-related OTTI	(13)	12	0
Collateralized Loan Obligations [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	0	2
Other debt securities
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	6	2	0
Total changes to OCI for non-credit-related OTTI	2	0	0
Equity Securities, Other 1 [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	5	2	3
Equity securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 5	$ 2	$ 3